Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥		¥ 4,754,827	¥ 4,312,213	¥ 5,674,145
Shares (Denominator):
Weight average ordinary shares outstanding-basic		819,961,265	796,097,532	784,007,583
Incremental weighted-average ordinary shares from assumed exercise of ordinary share units and restricted share units using the treasury stock method			49,972	323,537
Weight average ordinary shares outstanding-diluted		819,961,265	796,147,504	784,331,120
Earnings per share-basic | (per share)	$ 0.91	¥ 5.80	¥ 5.42	¥ 7.24
Earnings per share-diluted | (per share)	$ 0.91	¥ 5.80	¥ 5.42	¥ 7.23
Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		6,811,546	7,447,313	8,485,046